Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
Loss Per Share

20. Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the periods indicated:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net loss attributable to Tuniu Corporation	(767,304)	(185,512)	(694,565)	(99,767)
Accretion on redeemable noncontrolling interests	(5,725)	(2,422)	(4,634)	(666)
Numerator for basic and diluted net loss per share	(773,029)	(187,934)	(699,199)	(100,433)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	378,230,039	377,744,381	369,472,880	369,472,880
Loss per share-basic and diluted	(2.04)	(0.50)	(1.89)	(0.27)

The Company had securities which could potentially dilute basic loss per share in the future, which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the share options and unvested restricted shares with the number of 17,269,396,  8,316,843 and 8,776,330, for the years ended December 31, 2017, 2018 and 2019, respectively.